Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Reserves

	Capital reserve	Share premium	Surplus reserves	Other reserves	Exchange reserve	Retained earnings	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
	(Note (i))		(Note (iii))	(Note (ii))
Balance as of January 1, 2016	17,160	10,746	70,973	876	(812)	123,948	222,891
Total comprehensive income for the year	—	—	—	(165)	190	18,018	18,043
Dividends (Note 31)	—	—	—	—	—	(6,489)	(6,489)
Appropriations (Note (iii))	—	—	1,638	—	—	(1,638)	—

Balance as of December 31, 2016	17,160	10,746	72,611	711	(622)	133,839	234,445
Total comprehensive income for the year	—	—	—	(293)	(259)	18,617	18,065
Acquisition of the Eighth Acquired Group (Note 1)	(80)	—	—	—	—	(7)	(87)
Acquisition of non-controlling interests	46	—	—	—	—	—	46
Dividends (Note 31)	—	—	—	—	—	(7.530)	(7,530)
Appropriations (Note (iii))	—	—	1,686	—	—	(1,686)	—
Others	—	—	—	(4)	—	—	(4)

Balance as of December 31, 2017	17,126	10,746	74,297	414	(881)	143,233	244,935

Changes in accounting policies (Note 2)	—	—	302	—	—	2,673	2,975

Balance as of 1 January 2018, as restated	17,126	10,746	74,599	414	(881)	145,906	247,910
Total comprehensive income for the year	—	—	—	(249)	154	21,210	21,115
Disposal of investments in equity instruments at fair value through other comprehensive income	—	—	—	(5)	—	5	—
Contribution from non-controlling interests	680	—	—	—	—	—	680
Dividends (Note 31)	—	—	—	—	—	(7,568)	(7,568)
Appropriations (Note (iii))	—	—	1,875	—	—	(1,875)	—

Balance as of December 31, 2018	17,806	10,746	76,474	160	(727)	157,678	262,137

Notes:

(i)

Capital reserve of the Group mainly represents the sum of (a) the difference between the carrying amount of the Company’s net assets and the par value of the Company’s shares issued upon its formation; (b) the difference between the consideration paid by the Group for the entities acquired, other than the Fifth Acquired Group, from China Telecommunications Corporation, which were accounted for as equity transactions as disclosed in Note 1, and the historical carrying amount of the net assets of these acquired entities; and (c) the difference between the consideration paid by the Group for the acquisition of non-controlling interests and the historical carrying amount of the non-controlling interests acquired.

The difference between the consideration paid by the Group and the historical carrying amount of the net assets of the Fifth Acquisition was recorded as a deduction of retained earnings.

Capital reserve of the Company represents the difference between the carrying amount of the Company’s net assets and the par value of the Company’s shares issued upon its formation.

(ii)

Other reserves of the Group and the Company represent primarily the change in the fair value of investment in equity instruments and the deferred tax liabilities recognized due to the change in fair value of investment in equity instruments.

(iii)	The surplus reserves consist of statutory surplus reserve and discretionary surplus reserve.